As filed with the Securities and Exchange Commission on November 14, 2014

1933 Act Registration No. 333-133691
1940 Act Registration No. 811-21897
_____________

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment  [   ]
Post-Effective Amendment No. 17 [X]

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 20 [X]

(Check appropriate box or boxes)

THE ROXBURY FUNDS
(Exact Name of Registrant as Specified in Charter)

6001 Shady Oak Road, Suite 200
Minnetonka, MN 55343
(Address of Principal Executive Offices, including Zip Code)

(800) 497-2960
(Registrant’s Telephone Number, including Area Code)

Brian C. Beh
Roxbury Capital Management, LLC
6001 Shady Oak Road, Suite 200
Minnetonka, MN 55343
(Name and Address of Agent for Service)

COPY TO:
Ellen Drought, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202-3590

It is proposed that this filing will become effective (check appropriate box):
[X]	Immediately upon filing pursuant to paragraph (b)
[ ]	On (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 17 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in the prospectus in Post-Effective Amendment No. 16 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act, and has duly caused this Post-Effective Amendment No. 17 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minnetonka, and State of Minnesota, on the 14th day of November, 2014.

THE ROXBURY FUNDS

By:	/s/ Brian C. Beh
Name:	Brian C. Beh
Title:	President

Pursuant to the requirements of the 1933 Act, this Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

	SIGNATURE	TITLE	DATE

	* Kenneth Gudorf	Trustee and Chairman of	November 14, 2014
	Kenneth Gudorf	the Board

	* John Otterlei	Trustee	November 14, 2014
John Otterlei

	/s/ Brian C. Beh	President (Principal	November 14, 2014
	Brian C. Beh	Executive Officer) and Chief Compliance Officer and Anti-Money Laundering Compliance Officer

	/s/ Brooke Clements	Treasurer (Principal	November 14, 2014
	Brooke Clements	Financial Officer)

*By:	/s/ Brian C. Beh
Brian C. Beh
Attorney-In-Fact (pursuant to Power of Attorney)

THE ROXBURY FUNDS

POWER OF ATTORNEY

Each of the undersigned trustees of The Roxbury Funds (the “Trust”) hereby constitutes and appoints Brian C. Beh and Becky L. Krulik, and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign the Registration Statement of the Trust on Form N-1A, and any and all amendments thereto, and to file the same, with all exhibits, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body.  Each of the undersigned grants to each said attorney-in-fact and agent full power and authority to do and perform each and every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, each of the undersigned has executed this Power of Attorney as of this 10th day of October, 2014.

/s/ John Otterlei
John Otterlei

THE ROXBURY FUNDS

POWER OF ATTORNEY

Each of the undersigned trustees of The Roxbury Funds (the “Trust”) hereby constitutes and appoints Brian C. Beh and Becky L. Krulik, and each of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, to sign the Registration Statement of the Trust on Form N-1A, and any and all amendments thereto, and to file the same, with all exhibits, and any other documents in connection therewith, with the Securities and Exchange Commission and any other regulatory body.  Each of the undersigned grants to each said attorney-in-fact and agent full power and authority to do and perform each and every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

IN WITNESS WHEREOF, each of the undersigned has executed this Power of Attorney as of this 9th day of October, 2014.

/s/ Kenneth Gudorf
Kenneth Gudorf

EXHIBIT INDEX

Exhibit No.	Description
101.INS	XBRL Instance Document
101.SCH	XBRL Taxonomy Extension Schema Document
101.CAL	XBRL Taxonomy Extension Calculation Linkbase
101.DEF	XBRL Taxonomy Extension Definition Linkbase
101.LAB	XBRL Taxonomy Extension Label Linkbase
101.PRE	XBRL Taxonomy Extension Presentation Linkbase